Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Value-added tax	$ 1,251,271	$ 1,219,713
Corporate tax	473,056	564,372	$ 404,617
Other taxes	150,104	133,562	131,703
Total	$ 1,874,431	$ 1,917,647	$ 1,671,322